VARIABLE UNIVERSAL LIFE INSURANCE POLICY
PROSPECTUS SUPPLEMENT
issued by
SECURITY LIFE OF DENVER INSURANCE COMPANY
and its
SECURITY LIFE SEPARATE ACCOUNT L1
SECURITY LIFE SEPARATE ACCOUNT S-L1

Supplement dated November 3, 2006, to your prospectus dated April 28, 2006. Please read it carefully and keep it with your prospectus for future reference.
_________________________________________________________________________________

Information about the ING FMR® Earnings Growth Portfolio is amended as follows:

Effective November 6, 2006, the ING FMR® Earnings Growth Portfolio will be renamed the ING FMR®
Large Cap Growth Portfolio. Accordingly, all references to ING FMR® Earnings Growth Portfolio (Class I)
are to be replaced with ING FMR® Large Cap Growth Portfolio (Class I).

Information about the ING JPMorgan Small Cap Equity Portfolio is amended as follows:

Effective November 6, 2006, the ING JPMorgan Small Cap Equity Portfolio will be renamed the ING
JPMorgan Small Cap Core Equity Portfolio. Accordingly, all references to ING JPMorgan Small Cap
Equity Portfolio (Class I) are to be replaced with ING JPMorgan Small Cap Core Equity Portfolio (Class I).

Information about the ING Mercury Large Cap Growth Portfolio is amended as follows:

Effective November 6, 2006, the ING Mercury Large Cap Growth Portfolio will be renamed ING
BlackRock Large Cap Growth Portfolio and BlackRock Investment Management, LLC will replace
Mercury Advisors as subadviser. Accordingly, all references to ING Mercury Large Cap Growth Portfolio
(Class I) are to be replaced with ING BlackRock Large Cap Growth Portfolio (Class I) and the prospectus is to be revised to reflect the new subadvisory arrangement.

Information about the ING Mercury Large Cap Value Portfolio is amended as follows:

Effective November 6, 2006, the ING Mercury Large Cap Value Portfolio will be renamed ING BlackRock
Large Cap Value Portfolio and BlackRock Investment Management, LLC will replace Mercury Advisors as subadviser. Accordingly, all references to ING Mercury Large Cap Value Portfolio (Class I) are to be
replaced with ING BlackRock Large Cap Value Portfolio (Class I). In your variable universal life insurance policy this fund is closed to new investors and to new investment by existing investors.

141309	Page 1 of 1	November 2006